Co-Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Co-investments in funds	$ 72,848	$ 93,528
Total co-investments	$ 72,848	$ 93,528